New Accounting Pronouncements	12 Months Ended
Oct. 03, 2020
Accounting Standards Update and Change in Accounting Principle [Abstract]
Description of New Accounting Pronouncements Not yet Adopted [Text Block]	New Accounting Pronouncements
Accounting Pronouncements Adopted in Fiscal 2020
•Leases - See Note 16
•Improvements to Accounting for Costs of Films and License Agreements for Program Materials - See Note 8
Facilitation of the Effects of Reference Rate Reform
In March 2020, the FASB issued guidance which provides optional expedients and exceptions for applying current GAAP to contracts, hedging relationships, and other transactions affected by the transition from the use of LIBOR to an alternative reference rate. We are currently evaluating our contracts and hedging relationships that reference LIBOR and the potential effects of adopting this new guidance. The guidance can be adopted immediately and is applicable to contracts entered into on or before December 31, 2022.
Simplifying the Accounting for Income Taxes
In December 2019, the FASB issued guidance which simplifies the accounting for income taxes. The guidance amends the rules for recognizing deferred taxes for investments, performing intraperiod tax allocations and calculating income taxes in interim periods. It also reduces complexity in certain areas, including the accounting for transactions that result in a step-up in the tax basis of goodwill and allocating taxes to members of a consolidated group. The guidance is effective at the beginning of the Company’s 2022 fiscal year (with early adoption permitted). We currently do not expect the new guidance will have a material impact on our financial statements.
Measurement of Credit Losses on Financial Instruments
In June 2016, the FASB issued new accounting guidance which modifies existing guidance related to the measurement of credit losses on financial instruments, including trade and loan receivables. The new guidance requires the allowance for credit losses to be measured based on expected losses over the life of the asset rather than incurred losses. The guidance is effective at the beginning of the Company’s 2021 fiscal year. The adoption will not have a material impact on our financial statements.